Consolidated statements of income - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Net revenue from sales and services		R$ 142,369,540	R$ 133,498,913	R$ 126,048,701
Cost of products and services sold		(133,010,699)	(123,811,893)	(116,730,469)
Gross profit		9,358,841	9,687,020	9,318,232
Operating income (expenses)
Selling and marketing		(2,517,894)	(2,499,547)	(2,253,226)
General and administrative		(2,249,413)	(1,872,092)	(2,018,159)
Results from disposal of assets		99,570	171,837	121,935
Other operating income (expenses), net	[1]	354,664	(414,092)	(602,865)
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		5,045,768	5,073,126	4,565,917
Share of profit (loss) of subsidiaries, joint ventures and associates		(155,999)	(127,182)	11,908
Amortization of fair value adjustments on associates acquisition		(1,611)	(2,493)	0
Gain on acquisition of control of associate		91,105	0	0
Total share of profit (loss) of subsidiaries, joint ventures and associates		(66,505)	(129,675)	11,908
Income before financial result and income and social contribution taxes		4,979,263	4,943,451	4,577,825
Financial income		1,580,842	881,074	880,884
Financial expenses		(2,748,196)	(1,813,008)	(1,880,014)
Financial result, net		(1,167,354)	(931,934)	(999,130)
Income before income and social contribution taxes		3,811,909	4,011,517	3,578,695
Income and social contribution taxes
Current		(1,054,797)	(1,124,664)	(1,396,317)
Deferred		(8,892)	(360,953)	335,375
Income and social contribution taxes in the statement of income		(1,063,689)	(1,485,617)	(1,060,942)
Net income from continuing operations		2,748,220	2,525,900	2,517,753
Net income (loss) from discontinued operations		(206,312)	0	0
Net income for the year		2,541,908	2,525,900	2,517,753
Income attributable to:
Shareholders of Ultrapar		2,453,853	2,362,740	2,439,795
Non-controlling interests in subsidiaries		R$ 88,055	R$ 163,160	R$ 77,958
Total earnings per share from continuing operations (based on the weighted average number of shares outstanding) – R$
Basic		R$ 2.4027	R$ 2.1438	R$ 2.2272
Diluted		2.3513	2.1141	2.2081
Earnings per share from discontinued operations (based on the weighted average number of shares outstanding) – R$
Basic		(0.113)	0	0
Diluted		(0.1106)	0	0
Total earnings per share (based on the weighted average number of shares outstanding) – R$
Basic		2.2896	2.1438	2.2272
Diluted		R$ 2.2407	R$ 2.1141	R$ 2.2081

[1]	Include extemporaneous credits recognized in the year 2025 of R$ 672,572, see Note 7.